WARRANTS (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
WARRANTS
Number of Warrants	1,560,588	1,560,588	619,429
Exercise Price 18.00 | August 2022
WARRANTS
Exercise Price	$ 18.00	$ 18.00
Number of Warrants	81,009	81,009
Exercise Price 18.00 | June 2024
WARRANTS
Exercise Price	$ 18.00	$ 18.00
Number of Warrants	68,334	68,334
Exercise Price 18.00 | November 2024
WARRANTS
Exercise Price	$ 18.00	$ 18.00
Number of Warrants	150,818	150,818
Exercise Price 18.00 | December 2024
WARRANTS
Exercise Price	$ 18.00	$ 18.00
Number of Warrants	49,167	49,167
Exercise Price 17.10 | August 2022
WARRANTS
Exercise Price	$ 17.10	$ 17.10
Number of Warrants	21,083	21,083
Exercise Price 28.80 | April 2023
WARRANTS
Exercise Price	$ 28.80	$ 28.80
Number of Warrants	100,073	100,073
Exercise Price 28.80 | January 2024
WARRANTS
Exercise Price	$ 28.80	$ 28.80
Number of Warrants	139,659	139,659
Exercise Price 12.00 | November 2025
WARRANTS
Exercise Price	$ 12.00	$ 12.00
Number of Warrants	279,613	279,613
Exercise Price USD 12.60 | August 2026
WARRANTS
Exercise Price	$ 12.60	$ 12.60
Number of Warrants	524,088	524,088
Exercise Price USD 9.60 | August 2026
WARRANTS
Exercise Price	$ 9.60	$ 9.60
Number of Warrants	146,744	146,744